Investment Strategy - REX FANG & Innovation Equity Premium Income ETF	Nov. 26, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks current income while maintaining the opportunity for exposure to the share price (i.e., the price returns) of the securities of the companies comprising the Solactive FANG Innovation Index (the “Index”). The Fund seeks to employ its investment strategy regardless of whether there are periods of adverse market, economic, or other conditions and will not seek to take temporary defensive positions during such periods. As further described below, the Fund uses a covered call strategy to provide income and exposure to the share price returns of the companies comprising the Index, subject to a limitation on the opportunity to profit from an increase in the share price above the strike price of written options. The Fund’s options contracts provide:

●	exposure to the share price returns (subject to a limitation on the opportunity to profit from an increase in the share price above the strike price of written options), and
●	current income from the option premiums.

Under normal conditions, the Fund targets an annualized distribution rate of 25%. Actual distribution rates may be higher or lower depending on market conditions and the Fund’s results.

About the Index

The Solactive FANG Innovation Index, the benchmark Index for the Fund, includes 15 technology stocks. There are 8 core-components in the Index: Apple (AAPL), Amazon (AMZN), Meta Platforms (META), Alphabet (GOOGL), Microsoft (MSFT), Netflix (NFLX), NVIDIA (NVDA), and Tesla (TSLA). The remaining 7 stocks within the Index are determined by selecting the top traded names from a universe of these FactSet Industries:

●	Semiconductors

●	Electronic Components

●	Electronic Equipment/Instruments

●	Telecommunications Equipment

●	Computer Processing Hardware

●	Computer Peripherals

●	Computer Communications

●	Electronic Production Equipment

●	Data Processing Services

●	Information Technology Services

●	Packaged Software

●	Internet Software/Services

Each of the 8 “core” holdings in the portfolio are recognizable, large-cap technology companies domiciled in the United States, with the remaining 7 “non-core” components coming from the top traded U.S. technology stocks. These non-core holdings are meant to reflect the potential evolution of investor demand in the market; they are reconstituted quarterly according to trading volumes and may change from time to time.

The Index rebalances monthly and reconstitutes quarterly. The Index’s underlying composition is equally weighted across all stocks, providing a unique benchmark that allows for a uniform performance-driven approach to investing. While market capitalization weighted indices can be dominated by a few of the largest stocks in the index, an equal weighting approach allows for a more balanced exposure and reduces concentration risk.

About the Fund’s Strategy

The Fund’s strategy is to create long exposure to the Index by purchasing and rebalancing all of the stocks in the Index and to generate income by selling call options on the stocks included in the Index.

The Fund’s investment portfolio is constructed with the same securities and same equal weighting as is done by the Index. The Fund’s portfolio is rebalanced and reconstituted in the same frequency as is done by the Index. While market capitalization weighted indices can be dominated by a few of the largest stocks in the Index, the Adviser believes that an equal-weighting allows for a more diversified portfolio.

The Fund seeks to generate current income from option premiums by writing (i.e., selling) covered call options on the Fund’s portfolio securities. The writing of a call option generates income in the form of a premium paid by the option buyer. The Fund’s investment strategy is to write call options that are slightly out of the money, which will allow for some capital appreciation, as well as income generation - the degree to which the Fund’s written call options will be out of the money when written will depend on market conditions at the time; however, the Fund intends to target written call options that are not at or in the money. In general, an option contract is an agreement between a buyer and a seller that gives the purchaser of the option the right (but not the obligation) to purchase or sell the underlying asset at a specified price (the “strike price”) within a specified time period (the “expiration date”). A call option gives the purchaser of the option the right to buy, and obligates the seller (i.e., the Fund) to sell, the underlying security at the exercise price before the expiration date. In exchange for writing the option, the Fund receives income, in the form of a premium, from the option buyer. Writing call options generally is a profitable strategy if prices of the underlying securities remain stable or decrease. Since the Fund receives a premium from the purchaser of the option, the Fund partially offsets the effect of a price decline in the underlying security. At the same time, because the Fund must be prepared to deliver the underlying security in return for the strike price, even if its current value is greater, the Fund gives up some ability to participate in the underlying security price increases. A “covered call” option written by the Fund is a call option with respect to which the Fund owns the underlying security.

The Fund’s Use Of Option Contracts

The Fund may purchase and sell a combination of standardized exchange-traded and FLexible EXchange® Options (“FLEX Options”) call option contracts that are based on the value of the price returns of the underlying instrument.

Standardized exchange-traded options include standardized terms. FLEX Options are also exchange-traded, but they allow for customizable terms (e.g., the strike price can be negotiated). For more information on FLEX Options, see “Exchange Traded Options Portfolio”.